Significant accounting judgments, estimates and assumptions - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Accounting Judgements And Estimates [Abstract]
Capitalisation of internal costs	₨ 2,776	₨ 1,649	₨ 1,713